Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 30, 1999	Aug. 31, 2012 EUR (€)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of contingent liabilities [line items]
Research and development expense			$ 80,732.5	$ 2,723.8	$ 71,207.7	$ 65,544.6
Letters of Credit [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit | $			$ 94.9		$ 122.4
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of contingent liabilities [line items]
Equity interest in joint venture	32.00%		39.00%	39.00%
Minimum collective purchase capacity required			70.00%	70.00%
Maximum purchase capacity required			28.00%	28.00%
NXP B.V [member] | Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of contingent liabilities [line items]
Equity interest in joint venture			61.00%	61.00%
Technical Cooperation Agreement with Industrial Technology Research Institute [member]
Disclosure of contingent liabilities [line items]
Maximum capacity that can be used as per agreement			35.00%	35.00%
Term of agreement			5 years	5 years
Renewal period of agreement			Automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice.	Automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice.
Notice period for contract termination			1 year	1 year
Customer Co-Investment Program of ASML [member]
Disclosure of contingent liabilities [line items]
Aggregate investment done		€ 837.8
Equity interest acquired		5.00%
Lock-in period of investment		2 years 6 months
Research and Development Funding Agreement with ASML [member]
Disclosure of contingent liabilities [line items]
Research and development expense		€ 276.0